Segment Information	6 Months Ended
Jun. 30, 2024
Disclosure of geographical areas [abstract]
Segment Information
5.
SEGMENT INFORMATION

The Company is managed and operated as one business. A single management team that reports to the Chief Executive Officer comprehensively manages the entire business and accordingly, the Company has one reporting segment.

The table below provides the carrying amount of certain non-current assets, by geographic area:

in CHF thousands	Switzerland		Iceland		Others		Total
	As of June 30, 2024	As of December 31, 2023	As of June 30, 2024	As of December 31, 2023	As of June 30, 2024	As of December 31, 2023	As of June 30, 2024	As of December 31, 2023
Intangible assets	12,206	12,206	-	-	-	-	12,206	12,206
Property and equipment, net	21	17	212	253	16	18	249	288
Right-of-use assets	778	-	644	687	43	68	1,465	755
Total	13,005	12,223	856	940	59	86	13,920	13,249